UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-3333

Exact name of registrant as specified in charter:  USAA TAX EXEMPT FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:      EILEEN M. SMILEY
                                            USAA TAX EXEMPT FUND, INC.
                                            9800 FREDERICKSBURG ROAD
                                            SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-4103

Date of fiscal year end:   MARCH 31

Date of reporting period:  MARCH 31, 2006


ITEM 1.  REPORT TO STOCKHOLDERS.
USAA TAX EXEMPT MONEY MARKET FUND - ANNUAL REPORT FOR FISCAL YEAR ENDING MARCH 31, 2006


[LOGO OF USAA]
   USAA(R)

                           USAA TAX EXEMPT
                                  MONEY MARKET Fund

                                  [GRAPHIC OF USAA TAX EXEMPT MONEY MARKET FUND]

                         A n n u a l  R e p o r t

--------------------------------------------------------------------------------
    MARCH 31, 2006                                USAA NATIONAL-TAX EXEMPT FUNDS

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   2

MANAGER'S COMMENTARY                                                         4

INVESTMENT OVERVIEW                                                          6

FINANCIAL INFORMATION

   Distributions to Shareholders                                            10

   Report of Independent Registered Public Accounting Firm                  11

   Portfolio of Investments                                                 12

   Notes to Portfolio of Investments                                        35

   Financial Statements                                                     36

   Notes to Financial Statements                                            39

EXPENSE EXAMPLE                                                             45

DIRECTORS' AND OFFICERS' INFORMATION                                        47

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2006, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                           "

                                        LOOKING AHEAD, THE QUESTION IS: HAVE
[PHOTO OF CHRISTOPHER W. CLAUS]        LONG-TERM RATES REACHED THEIR HIGH? THIS
                                       QUESTION IS DIFFICULT TO ANSWER WITH ANY
                                       CERTAINTY, BUT WE BELIEVE THEY ARE CLOSE.

                                                           "

                                                                      April 2006
--------------------------------------------------------------------------------

         For the last year and a half, we have been steadfast in our opinion that long-term interest rates would drift upward. Instead of a dramatic spike, we expected a gradual increase to 5%. In fact, that's how it has played out. The Federal Reserve Board (the Fed) was able to convince the bond market - which controls longer rates - that it could contain inflation successfully.

         The Fed has been aggressive in its determination to manage inflation, and has kept inflation under control by steadily raising short-term interest rates. From a historic low of 1.00% in June 2004, it increased the federal funds rate (the rate it charges banks for overnight loans) 15 times to 4.75% by the end of March 2006. And while we believe the Fed is close to pausing - or even ending - its rate hikes, we expect one or two more increases this year. Bond investors favor periods of low inflation, because over time inflation undermines the purchasing power of a fixed-income security.

         Looking ahead, the question is: Have long-term rates reached their high? This question is difficult to answer with any certainty, but we believe they are close. As the year progresses, investors may want to consider "lengthening" their fixed-income portfolios. We believe they may be able to improve their current yield by purchasing longer-term bonds, which could also offer more attractive risk-return characteristics.

         At USAA Investment Management Company, we will continue to pursue our threefold strategy. First, we will try to generate high

 . . . C O N T I N U E D
========================--------------------------------------------------------

         current income, which adds to long-term performance. Second, we will do our utmost to limit share-price volatility by positioning the portfolio at advantageous points along the yield curve. Finally, we will rely on our credit analysts to help us identify market opportunities and determine if their potential return would compensate shareholders for their level of risk.

         In this environment, investors should remain patient and allow their money to work for them. They can also use the power of compounding to make the most of rising yields by reinvesting the income they receive from their investments.

         Rest assured that your portfolio management team will continue working hard on your behalf. We remain committed to providing you with tax-exempt income that is not subject to the alternative minimum tax
         (AMT) for individual taxpayers. From all of us here at USAA
         Investment Management Company, thank you for your business. We appreciate the opportunity to serve your investment needs.

         Sincerely,

         /S/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board

         As interest rates rise, existing bond prices fall. o Some income may be subject to state or local taxes or the federal alternative minimum tax.

4

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF TONY ERA]      TONY ERA
                         USAA Investment Management Company
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM FROM APRIL 1, 2005, TO MARCH 31, 2006?

                 The USAA Tax Exempt Money Market Fund performed well for the one-year period ending March 31, 2006. During that time, iMoneyNet, Inc. ranked the Fund 9 out of 118 tax-exempt money market funds. The Fund had a return of 2.36%, and the average return for the category over the same period was 2.08%.

WHAT WERE MARKET CONDITIONS DURING THE PERIOD?

                 On March 31, 2006, the federal funds rate stood at 4.75%, a full 2.00% higher than at the same time one year ago. The Federal Reserve Board (the Fed) has made a total of 15 consecutive rate increases in as many meetings since it began the current tightening cycle in June 2004. In response to the continued rate hikes, the yields on one-year notes rose from 2.63% in April 2005 to 3.52% on March 31, 2006, according to the Bond Buyer One-Year Note Index.

WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

                 We limited our purchases of longer-term securities to issues with a specific maturity target or level of yield. This strategy can be particularly effective in a rising-interest-rate environment because

                 REFER TO PAGE 7 FOR BENCHMARK DEFINITION.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 THE BOND BUYER ONE-YEAR NOTE INDEX IS BASED ON ESTIMATED YIELDS FOR THEORETICAL NEW ONE-YEAR NOTE ISSUES FROM 10 STATE AND LOCAL ISSUERS: CALIFORNIA, COLORADO, IDAHO, LOS ANGELES COUNTY, MICHIGAN, NEW JERSEY, NEW YORK CITY, PENNSYLVANIA, TEXAS, AND WISCONSIN. THE INDEX IS AN UNWEIGHTED AVERAGE OF THE AVERAGE ESTIMATED BID-SIDE YIELDS FOR THE 10 ISSUES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 it gives us added flexibility. We invested a high percentage of the portfolio in variable-rate demand notes (VRDNs), which are sensitive to changes in interest rates and therefore benefit more from rising rates than fixed-rate securities do. The VRDNs that the Fund currently invests in have interest rates that reset daily or weekly, and they give us the option to sell the bonds back to the issuer at par value (100% of face value) with a notice of seven days or less.

WHAT IS THE OUTLOOK?

                 We expect the Fed to remain committed to its tightening stance over the near term. Although the housing market appears to be cooling in response to rising interest rates, positive employment data and higher fuel prices continue to elevate inflationary concerns. We believe higher oil prices could eventually undermine consumer spending.

                 Until short-term rate increases come to an end, we intend to delay any extension to the average maturity of the portfolio. Short-term securities should continue to provide flexibility in the current rising-interest-rate environment.

                 Thank you for your trust. As always, we will continue to work diligently on your behalf.

6

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA TAX EXEMPT MONEY MARKET FUND
            (Ticker Symbol: USEXX)

OBJECTIVE
--------------------------------------------------------------------------------

                 Interest income that is exempt from federal income tax and a further objective of preserving capital and maintaining liquidity.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests in high-quality, tax-exempt securities with maturities of 397 days or less.

-----------------------------------------------------------------------------------------
                                                     3/31/06                 3/31/05
-----------------------------------------------------------------------------------------
Net Assets                                       $2,393.1 Million        $1,886.9 Million
Net Asset Value Per Share                             $1.00                   $1.00

-----------------------------------------------------------------------------------------
                                                     3/31/06                 3/31/05
-----------------------------------------------------------------------------------------
Dollar-Weighted Average
    Portfolio Maturity                               18 Days                 31 Days

                 DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THEM BY THE TOTAL DOLLAR VALUE OF THE FUND'S PORTFOLIO.

--------------------------------------------------------------------------------
           AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 3/31/06
--------------------------------------------------------------------------------

1 YEAR                 5 YEARS                    10 YEARS               7-DAY YIELD
2.36%                   1.47%                      2.45%                    2.73%

                 THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

                 AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                 TOTAL RETURN EQUALS INCOME RETURN AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. YIELDS AND RETURNS FLUCTUATE. THE SEVEN-DAY YIELD QUOTATION MORE CLOSELY REFLECTS CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                            7-DAY YIELD COMPARISON

                      [CHART OF 7-DAY YIELD COMPARISON]

                              USAA TAX EXEMPT
                             MONEY MARKET FUND          IMONEYNET AVERAGE
                             -----------------          -----------------
 3/28/2005                        1.66%                       1.39%
 4/25/2005                        2.28                        1.96
 5/23/2005                        2.47                        2.13
 6/27/2005                        2.11                        1.81
 7/25/2005                        2.00                        1.72
 8/29/2005                        2.12                        1.83
 9/26/2005                        2.25                        1.97
10/31/2005                        2.30                        2.03
11/28/2005                        2.62                        2.34
12/27/2005                        2.89                        2.53
 1/30/2006                        2.61                        2.36
 2/27/2006                        2.75                        2.51
 3/27/2006                        2.71                        2.47

                              [END CHART]

    DATA REPRESENT THE LAST MONDAY OF EACH MONTH. ENDING DATE 3/27/06.

                 The graph tracks the Fund's seven-day yield against iMoneyNet, Inc. SB (Stock Broker) & GP (General Purpose) Tax-Free Money Funds, an average of money market fund yields. iMoneyNet, Inc. is an organization that tracks the performance of money market funds.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

8

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

------------------------------------------------------
                 TOP 10 INDUSTRIES
                 (% of Net Assets)
------------------------------------------------------

Education                                         18.9%

Hospital                                          16.3%

General Obligation                                12.3%

Multifamily Housing                                9.6%

Electric Utilities                                 7.1%

Nursing/CCRC                                       6.1%

Community Service                                  4.0%

Electric/Gas Utility                               3.0%

Real Estate Tax/Fee                                2.7%

Special Assessment/Tax/Fee                         2.3%

                   PORTFOLIO MIX
                      3/31/06

            [PIE CHART OF PORTFOLIO MIX]

Variable-Rate Demand Notes                       89.8%
Put Bonds                                         7.4%
Fixed-Rate Instruments                            3.5%

                    [END PIE CHART]

                 PERCENTAGES ARE OF NET ASSETS OF THE FUND AND MAY NOT EQUAL
                 100%.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 12-34.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                   CUMULATIVE PERFORMANCE OF $10,000

                   [CHART OF CUMULATIVE PERFORMANCE]

                            USAA TEX EXEMPT MONEY
                                 MARKET FUND
                            ---------------------
03/31/96                         $10,000.00
04/30/96                          10,028.82
05/31/96                          10,058.17
06/30/96                          10,082.80
07/31/96                          10,110.00
08/31/96                          10,137.16
09/30/96                          10,165.53
10/31/96                          10,193.39
11/30/96                          10,219.80
12/31/96                          10,249.65
01/31/97                          10,277.25
02/28/97                          10,302.99
03/31/97                          10,329.76
04/30/97                          10,359.03
05/31/97                          10,389.85
06/30/97                          10,421.46
07/31/97                          10,451.65
08/31/97                          10,478.87
09/30/97                          10,510.60
10/31/97                          10,540.96
11/30/97                          10,569.69
12/31/97                          10,603.91
01/31/98                          10,633.18
02/28/98                          10,659.46
03/31/98                          10,689.14
04/30/98                          10,720.84
05/31/98                          10,751.17
06/30/98                          10,783.76
07/31/98                          10,813.62
08/31/98                          10,843.27
09/30/98                          10,873.41
10/31/98                          10,902.33
11/30/98                          10,931.56
12/31/98                          10,961.22
01/31/99                          10,987.50
02/28/99                          11,009.36
03/31/99                          11,038.11
04/30/99                          11,065.54
05/31/99                          11,093.46
06/30/99                          11,124.81
07/31/99                          11,152.04
08/31/99                          11,181.41
09/30/99                          11,210.65
10/31/99                          11,239.01
11/30/99                          11,272.13
12/31/99                          11,306.86
01/31/00                          11,337.33
02/29/00                          11,367.01
03/31/00                          11,400.44
04/30/00                          11,432.88
05/31/00                          11,479.25
06/30/00                          11,516.95
07/31/00                          11,553.81
08/31/00                          11,591.90
09/30/00                          11,629.01
10/31/00                          11,670.81
11/30/00                          11,710.00
12/31/00                          11,747.21
01/31/01                          11,780.49
02/28/01                          11,811.90
03/31/01                          11,841.42
04/30/01                          11,876.87
05/31/01                          11,908.65
06/30/01                          11,934.20
07/31/01                          11,959.72
08/31/01                          11,981.40
09/30/01                          12,000.03
10/31/01                          12,021.42
11/30/01                          12,038.76
12/31/01                          12,052.20
01/31/02                          12,064.43
02/28/02                          12,075.91
03/31/02                          12,087.82
04/30/02                          12,100.74
05/31/02                          12,115.35
06/30/02                          12,126.23
07/31/02                          12,137.60
08/31/02                          12,149.83
09/30/02                          12,161.38
10/31/02                          12,175.43
11/30/02                          12,188.21
12/31/02                          12,198.45
01/31/03                          12,207.58
02/28/03                          12,216.13
03/31/03                          12,225.06
04/30/03                          12,234.49
05/31/03                          12,244.71
06/30/03                          12,252.34
07/31/03                          12,258.12
08/31/03                          12,264.03
09/30/03                          12,270.43
10/31/03                          12,277.93
11/30/03                          12,285.09
12/31/03                          12,293.10
01/31/04                          12,299.89
02/29/04                          12,305.54
03/31/04                          12,311.86
04/30/04                          12,319.35
05/31/04                          12,326.14
06/30/04                          12,333.18
07/31/04                          12,340.56
08/31/04                          12,348.79
09/30/04                          12,358.94
10/31/04                          12,372.29
11/30/04                          12,385.12
12/31/04                          12,399.64
01/31/05                          12,413.13
02/28/05                          12,427.55
03/31/05                          12,443.78
04/30/05                          12,465.55
05/31/05                          12,490.59
06/30/05                          12,511.48
07/31/05                          12,531.65
08/31/05                          12,553.42
09/30/05                          12,577.29
10/31/05                          12,600.05
11/30/05                          12,625.81
12/31/05                          12,656.74
01/31/06                          12,682.88
02/28/06                          12,708.95
03/31/06                          12,739.58

               [END CHART]

       DATA FROM 3/31/96 THROUGH 3/31/06.

                 The graph illustrates the performance of a hypothetical $10,000 investment in the USAA Tax Exempt Money Market Fund.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THEIR REINVESTED NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. SOME INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES, OR TO THE FEDERAL ALTERNATIVE MINIMUM TAX. FOR SEVEN-DAY YIELD INFORMATION, PLEASE REFER TO THE FUND'S INVESTMENT OVERVIEW.

10

 D I S T R I B U T I O N S
==========================------------------------------------------------------
                           to SHAREHOLDERS

USAA TAX EXEMPT MONEY MARKET FUND

                 The Fund completed its fiscal year on March 31, 2006. Federal law (Internal Revenue Code of 1986, as amended, and the regulations thereunder) requires the Fund to notify its shareholders, within 60 days of the close of its taxable year, of what portion of its earnings was exempt from federal taxation and of the dividends that represent long-term gains. The net investment income earned and distributed by the Fund was 100% tax-exempt for federal income tax purposes. There were no realized long-term capital gain distributions for the year ended March 31, 2006.

 R E P O R T  O F  I N D E P E N D E N T  R E G I S T E R E D
=======================---------------------------------------------------------
                        Public ACCOUNTING Firm

THE SHAREHOLDERS AND BOARD OF DIRECTORS OF USAA TAX EXEMPT MONEY MARKET FUND:

We have audited the accompanying statement of assets and liabilities of the USAA Tax Exempt Money Market Fund (a portfolio of USAA Tax Exempt Fund, Inc.) (the "Fund"), including the portfolio of investments, as of March 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights for the period presented through March 31, 2002, were audited by other auditors whose report, dated May 3, 2002, expressed an unqualified opinion on those financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Tax Exempt Money Market Fund at March 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
May 11, 2006

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2006

CATEGORIES & DEFINITIONS
--------------------------------------------------------------------------------

                 VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

                 PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

                 FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

                 CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

                 The Fund's investments consist of securities that meet the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2006

         (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

         (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: ABN AMRO Bank N.V., Bank of America, N.A., Citibank, N.A., Citizens Bank of Massachusetts, DEPFA Bank plc, Dexia Credit Local, Deutsche Bank Trust Co., Deutsche Postbank, Dresdner Bank, A.G., Goldman Sachs Group, Inc., JPMorgan Chase Bank, N.A., JP Morgan Chase & Co., N.A., Landesbank Baden-Wurttemberg, Morgan Stanley, RBC Centura
                 Bank, Societe Generale, U.S. Bank, N.A., or Wachovia Bank, N.A.

         (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from one of the following: American International Group, Fannie Mae, Freddie Mac, Minnesota GO, Montana Board of Investments Intercap Program, Monumental Life Insurance Co., National Rural Utility Corp., or Texas Permanent School Fund.

         (INS) Principal and interest payments are insured by one of the following: AMBAC Assurance Corp., N.A., Assured Guaranty Corp., CIFG Assurance N.A., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., or XL Capital Assurance. The insurance does not guarantee the value of the security.

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2006

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

         CP      Commercial Paper
         COP     Certificate of Participation
         EDC     Economic Development Corp.
         GO      General Obligation
         GOAA    General Obligation Aid Anticipation
         IDA     Industrial Development Authority/Agency
         IDB     Industrial Development Board
         IDRB    Industrial Development Revenue Bond
         ISD     Independent School District
         MERLOT  Municipal Exempt Receipts - Liquidity Optional Tender
         MFH     Multifamily Housing
         MLO     Municipal Lease Obligation
         PCRB    Pollution Control Revenue Bond
         PUTTER  Puttable Tax-Exempt Receipts
         RB      Revenue Bond
         ROC     Reset Option Certificates
         TOC     Tender Option Certificates
         TRAN    Tax Revenue Anticipation Note
         USD     Unified School District

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2006

PRINCIPAL                                                                            COUPON             FINAL
   AMOUNT    SECURITY                                                                  RATE          MATURITY        VALUE
--------------------------------------------------------------------------------------------------------------------------
             VARIABLE-RATE DEMAND NOTES (89.8%)

             ALABAMA (4.0%)
  $ 4,805    Alexander City Medical Facilities RB,
                Series 2003A (LOC - AmSouth Bank, N.A.)                                3.27%       10/01/2023   $    4,805
             Birmingham Medical Clinic Board RB,
    6,500       Series 1998 (LOC - Wachovia Bank, N.A.)                                3.23        10/01/2028        6,500
    2,445       Series 2002A (LOC - Columbus Bank & Trust Co.)                         3.34         2/01/2012        2,445
    2,500    Cleburne County Economic and Industrial
                Development Auth. RB, Series 2005 (LOC - Bank of New York)             3.27        11/01/2030        2,500
    6,300    Greater Montgomery Educational Building
                Auth. RB, Series 2003A (LOC - AmSouth Bank, N.A.)                      3.29         6/01/2023        6,300
    2,480    Huntsville Educational Building RB,
                (Oakwood College Project) (LOC - First Commercial Bank)                3.37        12/01/2022        2,480
   10,000    Jefferson County Limited Obligation
                School Warrants, Series 2005B (LIQ)(INS)                               3.19         1/01/2027       10,000
    4,950    Jefferson County Public Park and
                Recreation Board RB, Series 2005 (LOC - AmSouth Bank, N.A.)            3.24         9/01/2025        4,950
             Mobile Special Care Facilities Financing Auth. RB,
    2,250       Series 2001 (LOC - Wachovia Bank, N.A.)                                3.28         7/01/2021        2,250
    1,355       Series 2001 (LOC - Wachovia Bank, N.A.)                                3.28         6/01/2026        1,355
   13,335    Ridge Improvement District Bond,
                Series 2000 (LOC - AmSouth Bank, N.A.)                                 3.27        10/01/2025       13,335
   18,835    Southeast Gas District RB,
                Series 2003B (LIQ)(INS)                                                3.27         6/01/2023       18,835
    6,290    Sumiton Educational Building Auth. RB,
                (East Walker Education and Development
                Project) (LOC - First Commercial Bank)                                 3.37         5/01/2032        6,290
   13,900    Tuscaloosa Educational Building Auth. RB,
                Series 2002A (LOC - AmSouth Bank, N.A.)                                3.29        10/01/2023       13,900

             ALASKA (1.2%)
    2,215    Anchorage Electric RB, Series 2005A, PUTTER,
                Series 1128 (LIQ)(INS)(a)                                              3.21         6/01/2013        2,215
   16,995    Housing Finance Corp. RB, ABN AMRO
                MuniTops Certificates Trust,
                Series 2005-18 (LIQ)(INS)(a)                                           3.22         6/01/2013       16,995

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2006

PRINCIPAL                                                                            COUPON             FINAL
   AMOUNT    SECURITY                                                                  RATE          MATURITY        VALUE
--------------------------------------------------------------------------------------------------------------------------
  $ 2,070    Industrial Development and Export Auth. RB,
                Series 1988A, Lot 6 (LOC - Bank of America, N.A.)                      3.68%        7/01/2006   $    2,070
    8,100    International Airports System RB,
                Series 2006B, ABN AMRO MuniTops
                Certificates Trust, Series 2006-9 (LIQ)(INS)(a)                        3.22        10/01/2014        8,100

             ARIZONA (1.9%)
    1,000    Maricopa County IDA IDRB, Series 1992                                     3.45         6/01/2007        1,000
    8,280    Phoenix Civic Improvement Corp. Excise
                Tax RB, Series 2005A, PUTTER,
                Series 1218 (LIQ)(INS)(a)                                              3.24         7/01/2013        8,280
    4,125    Phoenix IDA Government Office Lease RB
                (MLO), Series 2005, PUTTER,
                Series 1119 (LIQ)(INS)(a)                                              3.21         9/15/2013        4,125
   22,690    Pima County IDA RB, Series 2002A
                (LOC - La Salle National Bank, N.A.)                                   3.18         5/01/2032       22,690
    8,500    Verrado Western Overlay Community
                Facilities District GO, Series 2004
                (LOC - Compass Bank)                                                   3.26         7/01/2029        8,500

             CALIFORNIA (2.2%)
             Golden State Tobacco Securitization Corp. RB,
   10,000       Series 2005A, Eagle Tax-Exempt Trust,
                J Series (LIQ)(INS)(a)                                                 3.20         6/01/2038       10,000
    4,900       Series 2005A, TOC, Series Z-4 (LIQ)(INS)(a)                            3.23        12/13/2023        4,900
    2,500       Series 2005A, TOC, Series Z-5 (LIQ)(INS)(a)                            3.23         5/06/2022        2,500
   26,955    Long Beach Health Facility RB, Series 1991                                3.15        10/01/2016       26,955
    6,000    Long Beach USD GO, 1999 Series F, ABN
                AMRO MuniTops Certificates Trust,
                Series 2004-34 (LIQ)(INS)(a)                                           3.19         2/01/2011        6,000
      500    Los Angeles Senior COP (MLO),
                Series 2000, MERLOT, Series 2000 NN
                (LIQ)(INS)(a)                                                          3.20        11/01/2031          500
    2,200    Sonoma County Junior College District GO,
                Series 2002B, ABN AMRO MuniTops
                Certificates Trust, Series 2005-63
                (LIQ)(INS)(a)                                                          3.20         8/01/2013        2,200
      200    State Economic Recovery RB,
                Series 2004C-16 (LIQ)(INS)                                             3.12         7/01/2023          200

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2006

PRINCIPAL                                                                            COUPON             FINAL
   AMOUNT    SECURITY                                                                  RATE          MATURITY        VALUE
--------------------------------------------------------------------------------------------------------------------------
             COLORADO (7.6%)
  $ 9,570    Aspen Valley Hospital District RB,
                Series 2003 (LOC - Zions First National Bank)                          3.21%       10/15/2033   $    9,570
    2,500    Brighton Crossing Metropolitan District
                No. 4 Bonds, Series 2004 (LOC - Compass Bank)                          3.32        12/01/2034        2,500
   12,000    Broomfield Urban Renewal Auth.
                Tax Increment RB, Series 2005 (LOC - BNP Paribas)                      3.17        12/01/2030       12,000
    2,100    Colorado Springs RB, Series 2003                                          3.17         6/01/2023        2,100
    5,000    Commerce City Northern Infrastructure
                General Improvement District GO,
                Series 2006 (LOC - U.S. Bank, N.A.)                                    3.20        12/01/2028        5,000
    7,200    COP (MLO), Series 2005B, ROC Trust II-R,
                Series 502 (LIQ)(INS)(a)                                               3.21        11/01/2030        7,200
    5,700    Crystal Valley Metropolitan District No. 1 RB,
                Series 2004 (LOC - Wells Fargo Bank, N.A.)                             3.19        10/01/2034        5,700
    4,580    Denver Urban Renewal Auth. RB, Series 2002
                (LOC - Zions First National Bank)                                      3.28        12/01/2015        4,580
             Educational and Cultural Facilities Auth. RB,
    6,300       Series 1998 (LOC - JPMorgan Chase Bank, N.A.)                          3.28         8/01/2013        6,300
    6,950       Series 2004 (LOC - Zions First National Bank)                          3.35         6/01/2034        6,950
    3,300       Series 2004 (LOC - Western Corp. Federal Credit Union)                 3.24         7/01/2034        3,300
    3,200       Series 2004 (LOC - Wells Fargo Bank, N.A.)                             3.19         7/01/2034        3,200
    4,400       Series 2004 (LOC - Zions First National Bank)                          3.18         9/01/2034        4,400
   10,000       Series 2005 (LOC - Western Corp.
                Federal Credit Union)                                                  3.23         5/01/2030       10,000
    3,700       Series 2005 (LOC - Wells Fargo Bank, N.A.)                             3.19         7/01/2030        3,700
   49,100       Series 2005 (LOC - Western Corp. Federal Credit Union)                 3.27         9/01/2035       49,100
    4,750       Series 2005 (Concordia Univ. Irvine Project)
                (LOC - U.S. Bank, N.A.)                                                3.21        12/01/2035        4,750
    2,500    El Paso County Economic Development RB,
                Series 1996 (LOC - JPMorgan Chase Bank, N.A.)                          3.45        11/01/2021        2,500
    4,365    Erie COP (MLO), Series 2005 (LOC - Key Bank, N.A.)                        3.23        11/01/2035        4,365

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2006

PRINCIPAL                                                                            COUPON             FINAL
   AMOUNT    SECURITY                                                                  RATE          MATURITY        VALUE
--------------------------------------------------------------------------------------------------------------------------

             Health Facilities Auth. RB,
  $ 1,240       Series 1995 (LOC - JPMorgan Chase Bank, N.A.)                          3.45%        9/01/2015   $    1,240
    1,535       Series 1998C (LOC - JPMorgan Chase Bank, N.A.)                         3.45         1/01/2018        1,535
    1,700    Housing and Finance Auth. IDA RB,
                Series 2003 (LOC - U.S. Bank, N.A.)                                    3.27         4/01/2009        1,700
             Postsecondary Educational Facilities Auth. RB,
    1,645       Series 1996 (LOC - Wells Fargo Bank, N.A.)                             3.29         6/01/2011        1,645
    2,200       Series 1998 (LOC - JPMorgan Chase Bank, N.A.)                          3.45         4/01/2013        2,200
    4,100    Southeast Public Improvement Metropolitan
                District GO, Series 2004 (LOC - U.S. Bank, N.A.)                       3.22        11/15/2034        4,100
   17,000    Southern Ute Indian Reservation RB, Series 2001(a)                        3.22        11/01/2031       17,000
    4,000    Water Valley Metropolitan District No. 2 GO,
                Series 2005 (LOC - Wells Fargo Bank, N.A.)                             3.19        12/01/2024        4,000

             CONNECTICUT (0.2%)
    4,700    Development Auth. Airport Hotel RB,
                Series 2006A (LOC - Banknorth, N.A.)                                   3.20        12/01/2028        4,700

             DISTRICT OF COLUMBIA (0.5%)
             RB,
    6,650       Series 2004 (LOC - SunTrust Bank)                                      3.18        10/01/2033        6,650
    5,545       Series 2005A                                                           3.22        10/01/2034        5,545

             FLORIDA (4.9%)
    1,740    Alachua County RB, Series 2004
                (LOC - Wachovia Bank, N.A.)                                            3.28         6/01/2025        1,740
             Dade County IDA RB,
    1,000       Series 1982                                                            3.81        11/15/2017        1,000
    7,200       Series 1985D (LOC - Societe Generale)                                  3.16         1/01/2016        7,200
             Gulf Breeze City RB,
    2,400       Series 1985B (LIQ)(INS)                                                3.18        12/01/2020        2,400
    2,440       Series 1985E (LIQ)(INS)                                                3.18        12/01/2020        2,440
             Highlands County Health Facilities Auth. RB,
    9,000       Series 1996A (LIQ)(INS)                                                3.17        10/01/2026        9,000
   15,000       Series 2003A (LOC - SunTrust Bank)                                     3.22        11/15/2032       15,000
   12,000       Series 2003C                                                           3.19        11/15/2021       12,000

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2006

PRINCIPAL                                                                            COUPON             FINAL
   AMOUNT    SECURITY                                                                  RATE          MATURITY        VALUE
--------------------------------------------------------------------------------------------------------------------------
  $ 3,960    Jacksonville Economic Development
                Commission Health Care Facilities RB,
                Series 2003A (LOC - Fortis Bank &
                JPMorgan Chase Bank, N.A.)                                             3.22%        9/01/2023   $    3,960
    1,400    Jacksonville PCRB, Series 1995                                            3.25         5/01/2029        1,400
             Lee County IDA Health Care RB,
    3,700       Series 1999A (LOC - Fifth Third Bank)                                  3.19        12/01/2029        3,700
    1,900       Series 2002 (LOC - Bank of America, N.A.)                              3.18        11/01/2032        1,900
    6,410    Lee County Transportation Facilities
                Refunding RB, Series 2005A,
                Floater Certificates 1247 (LIQ)(INS)(a)                                3.20        10/01/2027        6,410
             Lee Memorial Health System Hospital RB,
    9,200       Series 1985D                                                           3.24         4/01/2020        9,200
      900       Series 1995A                                                           3.23         4/01/2025          900
    5,800       Series 1997B                                                           3.23         4/01/2027        5,800
      900    Miami-Dade County IDA RB, Series 2004
                (LOC - SunTrust Bank)                                                  3.17         6/01/2024          900
             Miami-Dade County School Board COP (MLO),
    2,535       Series 2006A, Eagle Tax-Exempt Trust,
                Series 20060071 (LIQ)(INS)(a)                                          3.21        11/01/2031        2,535
    2,750       Series 2006A, ROC Trust II-R,
                Series 528 (LIQ)(INS)(a)                                               3.21        11/01/2025        2,750
    4,885    Nassau County PCRB, Series 1999
                (LOC - SunTrust Bank)                                                  3.18        10/01/2008        4,885
      400    Orange County IDA RB, Series 1998
                (LOC - Wachovia Bank, N.A.)                                            3.23        10/01/2018          400
    4,780    Orange County Sales Tax RB, Series 2002B,
                ABN AMRO MuniTops Certificates Trust,
                Series 2002-27 (LIQ)(INS)(a)                                           3.19         1/01/2011        4,780
    2,000    Palm Beach County RB, Series 2004
                (LOC - Northern Trust Co.)                                             3.21         3/01/2034        2,000
    5,100    Port St. Lucie Utility RB,
                Series 2004A (LIQ)(INS)                                                3.20         9/01/2031        5,100
      105    Putnam County Development Auth. RB,
                Series 1984H-1 (NBGA)                                                  3.30         3/15/2014          105
    3,950    St. Petersburg Health Facilities Auth. RB,
                Series 1999 (LOC - Wachovia Bank, N.A.)                                3.23         1/01/2024        3,950
             Tallahassee Capital Bonds,
    2,605       Series 2004, PUTTER, Series 606 (LIQ)(INS)(a)                          3.21        10/01/2012        2,605
    2,360       Series 2004, PUTTER, Series 607 (LIQ)(INS)(a)                          3.21        10/01/2012        2,360

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2006

PRINCIPAL                                                                            COUPON             FINAL
   AMOUNT    SECURITY                                                                  RATE          MATURITY        VALUE
--------------------------------------------------------------------------------------------------------------------------
             GEORGIA (1.4%)
  $ 4,500    Atlanta Development Auth. Student Housing
                Facilities RB, Series 2005A, Solar Eclipse
                Certificates, Series 2006-24 (LIQ)(INS)(a)                             3.20%        9/01/2013   $    4,500
             Columbus Development Auth. RB,
    6,000       Series 2004 (LOC - Columbus Bank & Trust Co.)                          3.24        12/01/2033        6,000
    4,250       Series 2005 (LOC - Columbus Bank & Trust Co.)                          3.21         9/01/2030        4,250
    1,175       Series 2005A (LOC - Columbus Bank & Trust Co.)                         3.21         9/01/2030        1,175
   10,235    Columbus Hospital Auth. Revenue Certificates,
                Series 2000A (LOC - Columbus Bank & Trust Co.)                         3.21         1/01/2031       10,235
    4,700    Fulton County Development Auth. RB,
                Series 2006 (LOC - Bank of North Georgia)                              3.22         3/01/2026        4,700
    1,660    Peachtree Development Auth. RB,
                Series 1988 (LOC - SunTrust Bank)                                      3.27         7/01/2010        1,660

             ILLINOIS (5.8%)
    8,880    Bolingbrook, Will and DuPage Counties
                Tax Increment RB, Series 2005
                (LOC - Sumitomo Mitsui Banking Corp.)                                  3.26         1/01/2025        8,880
    9,995    Chicago GO, Project & Refunding Bonds,
                Series 2004A, ABN AMRO MuniTops
                Certificates Trust, Series 2005-31 (LIQ)(INS)(a)                       3.22         7/01/2012        9,995
    2,770    Chicago Heights RB, Series 2002A
                (LOC - JPMorgan Chase Bank, N.A.)                                      3.28         3/01/2017        2,770
    5,500    Chicago O'Hare International Airport RB,
                Series 2005A, ROC Trust II-R,
                Series 494 (LIQ)(INS)(a)                                               3.21         1/01/2026        5,500
    3,500    Cook County GO Capital Improvement Bonds,
                Series 2002C, MERLOT,
                Series 2003 B-11 (LIQ)(INS)(a)                                         3.21        11/15/2025        3,500
    3,000    Crestwood Village RB, Series 2004
                (LOC - Fifth Third Bank)                                               3.22        12/01/2023        3,000
    4,200    Development Finance Auth. PCRB, Series 1993                               3.33         1/01/2016        4,200
             Development Finance Auth. RB,
    2,485       Series 1997 (LOC - National Bank of MI/IL)                             3.25         5/01/2018        2,485
    1,655       Series 1998 (LOC - Northern Trust Co.)                                 3.45         8/01/2022        1,655

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2006

PRINCIPAL                                                                            COUPON             FINAL
   AMOUNT    SECURITY                                                                  RATE          MATURITY        VALUE
--------------------------------------------------------------------------------------------------------------------------
  $ 2,900       Series 2003 (Jewish Council for Youth
                Services Project) (LOC - Harris Trust &
                Savings Bank)                                                          3.25%        9/01/2028   $    2,900
    5,000       Series 2003 (LEARN Charter School Project)
                (LOC - Harris Trust & Savings Bank)                                    3.25         9/01/2033        5,000
   10,700    Educational Facilities Auth. RB, Series 2001
                (Concordia Univ. River Project)
                (LOC - Harris Trust & Savings Bank)                                    3.21        10/01/2031       10,700
             Finance Auth. RB,
    5,000       Series 2005 (LOC - Northern Trust Co.)                                 3.20         9/01/2035        5,000
   15,000       Series 2005D (The Clare At Water Project)
                (LOC - La Salle National Bank, N.A.)                                   3.18         5/15/2038       15,000
    3,325       Series 2006 (Adas Yeshurun Project)
                (LOC - Fifth Third Bank)                                               3.27         3/01/2031        3,325
    9,765    Hazel Crest Retirement RB, Series 1992A
                (LOC - DEPFA Bank, plc)                                                3.22         2/01/2030        9,765
    2,805    Health Facilities Auth. RB, Series 2003B
                (Villa St. Benedict Project)
                (LOC - KBC Bank, N.V.)                                                 3.25        11/15/2010        2,805
    5,375    Quincy, Adams County RB, Series 1997
                (LOC - Bank of America, N.A.)                                          3.28         6/01/2022        5,375
    4,249    Springfield Airport Auth. RB, Series 1986                                 3.28        10/15/2016        4,249
   15,550    St. Clair County Industrial Building RB,
                Series 1994 (NBGA)                                                     3.17         8/20/2032       15,550
    2,260    Toll Highway Auth. RB, Series 2005A, PUTTER,
                Series 1146 (LIQ)(INS)(a)                                              3.21         7/01/2013        2,260
    5,225    Univ. Board of Trustees RB,
                Series 2005A, PUTTER,
                Series 1244 (LIQ)(INS)(a)                                              3.24         4/01/2013        5,225
   10,400    Village of Hoffman Estates Tax Increment RB,
                Series 2005 (LOC - Northern Trust Co.)                                 3.20         1/01/2010       10,400

             INDIANA (2.2%)
      670    Crawfordsville Economic Development RB,
                Series 1999B (LOC - Federal Home Loan
                Bank of Indianapolis)                                                  3.28         1/01/2030          670
    9,740    Development Finance Auth. Educational
                Facilities RB, Series 2003
                (LOC - Key Bank, N.A.)                                                 3.23         1/01/2023        9,740
    6,600    Educational Facilities Auth. RB,
                Series 2000A (LOC - Fifth Third Bank)                                  3.28        12/01/2029        6,600

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2006

PRINCIPAL                                                                            COUPON             FINAL
   AMOUNT    SECURITY                                                                  RATE          MATURITY        VALUE
--------------------------------------------------------------------------------------------------------------------------
  $ 9,995    Hammond Multi School Building Corp. RB
                (MLO), Series 2004, ABN AMRO MuniTops
                Certificates Trust, Series 2004-50 (LIQ)(INS)(a)                       3.22%        1/15/2013   $    9,995
    1,300    Huntington Economic Development RB,
                Series 1990                                                            3.60         6/26/2014        1,300
    5,615    Indiana Bond Bank RB, Series 2002B
                (LOC - Huntington National Bank)                                       3.35         1/01/2025        5,615
    3,580    Indianapolis Economic Development RB,
                Series 1997 (LOC - National
                Bank of Midwest)                                                       3.25         5/01/2018        3,580
    8,000    Lawrence Economic Development RB,
                Series 2002 (LOC - Fifth Third Bank)                                   3.22        11/01/2030        8,000
    2,295    Seymour Economic Development RB,
                Series 2002 (LOC - National City Bank, KY)                             3.29        10/01/2022        2,295
    4,075    Winona Lake Economic Development RB,
                Series 2002 (LOC - La Salle National Bank, N.A.)                       3.27        12/01/2024        4,075

             IOWA (1.6%)
             Chillicothe PCRB,
    6,850       Series 1993                                                            3.33         1/01/2023        6,850
    3,100       Series 1993A                                                           3.33         5/01/2023        3,100
   12,750    Council Bluffs PCRB, Series 1995                                          3.33         1/01/2025       12,750
    1,775    Finance Auth. Childrens Care Facilities RB,
                Series 2002B (LOC - Wells Fargo Bank, N.A.)                            3.29         6/01/2017        1,775
             Finance Auth. RB,
    7,400       Series 1985A (NBGA)                                                    3.24        11/01/2015        7,400
    3,675       Series 1999 (LOC - Wells Fargo Bank, N.A.)                             3.29         2/01/2019        3,675
    2,600    Higher Education Loan Auth. RB, Series 1999
                (LOC - JPMorgan Chase Bank, N.A.)                                      3.45         3/01/2029        2,600

             KANSAS (1.0%)
    9,800    Mission MFH RB, Series 1996 (NBGA)                                        3.20         9/15/2026        9,800
    4,335    North Newton Health Care Facilities RB,
                Series 2003 (LOC - U.S. Bank, N.A.)                                    3.27         1/01/2023        4,335
    7,780    Olathe MFH RB, Series 2003A (NBGA)                                        3.18         1/01/2034        7,780
    3,015    Wichita Water and Sewer Utility RB,
                Series 2005C, PUTTER,
                Series 1136 (LIQ)(INS)(a)                                              3.21        10/01/2013        3,015

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2006

PRINCIPAL                                                                            COUPON             FINAL
   AMOUNT    SECURITY                                                                  RATE          MATURITY        VALUE
--------------------------------------------------------------------------------------------------------------------------
             KENTUCKY (3.4%)
  $ 2,160    Boone County Industrial Building RB,
                Series 2001 (LOC - JPMorgan Chase Bank, N.A.)                          3.45%       11/01/2021   $    2,160
   50,685    Economic Development Finance Auth. RB,
                Series 1998 (LIQ)(INS)                                                 3.28         8/01/2018       50,685
    2,000    Frankfort Economic Development RB,
                Series 1990                                                            3.60         5/07/2014        2,000
             Hancock County Industrial Building RB,
    9,005       Series 1990 (LOC - SunTrust Bank)                                      3.32         7/01/2010        9,005
    9,490       Series 1991 (LOC - SunTrust Bank)                                      3.32         7/01/2011        9,490
    2,370    Lexington-Fayette Urban County
                Government RB, Series 2001
                (LOC - JPMorgan Chase Bank, N.A.)                                      3.45         7/01/2021        2,370
             Mason County PCRB,
    4,850       Series 1984B-1 (NBGA)                                                  3.30        10/15/2014        4,850
    1,500       Series 1984B-2 (NBGA)                                                  3.30        10/15/2014        1,500

             LOUISIANA (1.8%)
             Ascension Parish PCRB,
    1,550       Series 1990                                                            3.60         9/01/2010        1,550
      600       Series 1992                                                            3.60         3/01/2011          600
    3,965    Public Facilities Auth. IDRB, Series 1996
                (LOC - Regions Bank)                                                   3.27        12/01/2014        3,965
   12,600    Public Facilities Auth. MFH RB,
                Series 2006 (NBGA)                                                     3.18         4/06/2036       12,600
    1,100    Public Facilities Auth. PCRB, Series 1992                                 3.60         8/01/2017        1,100
   24,000    Public Facilities Auth. RB, Series 1999
                (LOC - Regions Bank)                                                   3.19         9/01/2028       24,000

             MARYLAND (3.1%)
    5,305    Anne Arundel County RB, Issue 1996
                (LOC - Manufacturers & Traders Trust Co.)                              3.26         7/01/2021        5,305
    7,365    Baltimore County Auth. RB, Series 2001
                (LOC - Manufacturers & Traders Trust Co.)                              3.22         1/01/2021        7,365
    1,000    Baltimore County IDA RB, Series 1994                                      3.45         3/01/2014        1,000
    4,920    Baltimore County RB, Issue 1996
                (LOC - Manufacturers & Traders Trust Co.)                              3.26        12/01/2021        4,920
   14,075    Health and Educational Facilities Auth. RB,
                Series 2003B (LOC - Manufacturers & Traders Trust Co.)                 3.22         1/01/2033       14,075

24

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2006

PRINCIPAL                                                                            COUPON             FINAL
   AMOUNT    SECURITY                                                                  RATE          MATURITY        VALUE
--------------------------------------------------------------------------------------------------------------------------
  $22,355    Montgomery County Auth. Golf Course
                System RB, Series 2002
                (LOC - Manufacturers & Traders Trust Co.)                              3.27%       12/01/2027   $   22,355
   20,200    Montgomery County MFH RB,
                Series 1993, Issue I (NBGA)(a)                                         3.23        11/01/2020       20,200

             MASSACHUSETTS (3.5%)
   10,000    Development Finance Agency RB,
                Series 2005A (LIQ)(INS)                                                3.21         7/01/2035       10,000
   10,000    Health and Educational Facilities Auth. RB,
                Series 2004D (LIQ)(INS)                                                3.23        11/15/2035       10,000
    8,900    Industrial Development Finance Agency RB,
                Series 1985 (LOC - Wachovia Bank, N.A.)                                3.32         4/01/2010        8,900
    3,113    Industrial Finance Agency Mortgage RB,
                Series 1992 (LOC - Sumitomo Mitsui Banking Corp.)                      3.19         8/01/2026        3,113
   23,990    Revere Housing Auth. MFH RB, Series 1991C
                (LOC - Societe Generale)                                               3.22         9/01/2028       23,990
             School Building Auth. Dedicated Sales Tax RB,
    6,000       Series 2005A, PUTTER,
                Series 1185 (LIQ)(INS)(a)                                              3.23         8/15/2013        6,000
    7,730       Series 2005A, PUTTER,
                Series 1197 (LIQ)(INS)(a)                                              3.23         8/15/2013        7,730
   13,155    State Development Finance Agency RB,
                Series 2004 (LOC - Banknorth, N.A.)                                    3.23         3/01/2034       13,155

             MICHIGAN (2.3%)
    8,900    Macomb County Hospital Finance Auth. RB,
                Series 2003A-2 (LOC - Comerica Bank, N.A.)                             3.19        10/01/2020        8,900
   33,145    Oakland County EDC Limited Obligation RB,
                Series 2004 (LOC - Fifth Third Bank)                                   3.25         3/01/2029       33,145
   13,610    Strategic Fund Limited Obligation RB,
                Series 2002 (LOC - Allied Irish Banks plc)                             3.19         5/01/2032       13,610

             MINNESOTA (0.9%)
    9,948    Burnsville Housing RB, Series A
                (LOC - Associated Bank, N.A.)                                          3.41         1/01/2045        9,948
    3,500    Robbinsdale MFH RB, Series 2004C
                (LOC - La Salle National Bank, N.A.)                                   3.22         4/01/2029        3,500
             St. Paul Housing and Redevelopment Auth. RB,
    5,400       Series 2001 (LOC - Wells Fargo Bank, N.A.)                             3.30        10/01/2011        5,400
    3,000       Series 2001 (LOC - Allied Irish Banks plc)                             3.19         2/01/2026        3,000

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2006

PRINCIPAL                                                                            COUPON             FINAL
   AMOUNT    SECURITY                                                                  RATE          MATURITY        VALUE
--------------------------------------------------------------------------------------------------------------------------
             MISSISSIPPI (0.1%)
  $ 1,425    Hospital Equipment and Facilities Auth. RB,
                Series 2000 (LOC - AmSouth Bank, N.A.)                                 3.29%        7/01/2015   $    1,425

             MISSOURI (3.2%)
             Health and Educational Facilities Auth. RB,
    4,500       Series 1998B (LOC - Allied Irish Banks plc)                            3.24         6/01/2023        4,500
    9,250       Series 2000 (LOC - Commerce Bank, N.A.)                                3.28         7/01/2025        9,250
    2,810       Series 2003 (LOC - Southwest
                Bank of St. Louis)                                                     3.24         6/01/2023        2,810
   11,100       Series 2005C (LIQ)(INS)                                                3.16         6/01/2033       11,100
    6,600    Jackson County IDA Auth. RB, Series 2005
                (LOC - Commerce Bank, N.A.)                                            3.28         7/01/2025        6,600
    9,195    Kansas City MFH RB, Series 1995 (NBGA)                                    3.23         9/01/2025        9,195
             St. Charles County IDA RB,
   10,400       Series 1993 (NBGA)                                                     3.17         2/01/2029       10,400
   19,700       Series 1994 (NBGA)                                                     3.17         7/15/2032       19,700
    3,850       Series 1995 (NBGA)                                                     3.17         9/01/2029        3,850

             NEBRASKA (0.1%)
    2,130    Sarpy County PCRB, Series 1995                                            3.45         7/01/2013        2,130

             NEVADA (1.1%)
    6,970    Clark County School District GO,
                Series 2005C, PUTTER,
                Series 1159 (LIQ)(INS)(a)                                              3.24         6/15/2013        6,970
    9,145    Las Vegas Economic Development RB,
                Series 2005 (LOC - Nevada State Bank)                                  3.22         4/01/2030        9,145
    8,125    Systems of Higher Education Universities RB,
                Series 2005B, PUTTER,
                Series 1245 (LIQ)(INS)(a)                                              3.24         1/01/2014        8,125
    1,320    Washoe County Economic Development RB,
                Series 2000 (LOC - Wells Fargo Bank, N.A.)                             3.29         7/01/2025        1,320

             NEW HAMPSHIRE (1.2%)
             Business Finance Auth. RB,
    9,000       Series 2005A (LOC - Banknorth, N.A.)                                   3.20         5/01/2035        9,000
    4,310       Series 2005B (LOC - Banknorth, N.A.)                                   3.20         5/01/2035        4,310
    4,600    Health and Education Facilities Auth. RB,
                Series 2006 (LOC - Citizens Bank of
                New Hampshire)                                                         3.20         8/01/2036        4,600
   11,360    Higher Educational and Health Facilities RB,
                Series 1996 (LOC - Lloyds TSB Bank plc)                                3.23         5/01/2026       11,360

26

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2006

PRINCIPAL                                                                            COUPON             FINAL
   AMOUNT    SECURITY                                                                  RATE          MATURITY        VALUE
--------------------------------------------------------------------------------------------------------------------------
             NEW JERSEY (0.7%)
  $13,750    Camden County Improvement Auth. RB,
                Series 2004B (LOC - Commerce Bank, N.A.)                               3.27%        8/01/2032   $   13,750
    3,520    Economic Development Auth. RB,
                Series 2003 (Baptist Home Society)
                (LOC - Valley National Bank)                                           3.37         3/01/2031        3,520

             NEW MEXICO (0.7%)
   15,265    Albuquerque Educational Facilities RB,
                Series 2002 (LOC - Bank of America, N.A.)                              3.22        10/15/2016       15,265
    2,000    Bernalillo County Tax RB, Series 2005, PUTTER,
                Series 1118 (LIQ)(INS)(a)                                              3.21        10/01/2019        2,000

             NEW YORK (1.0%)
             Chautauqua County IDA RB,
      340       Series 2000A (LOC - PNC Bank, N.A.)                                    3.21         8/01/2030          340
    1,000       Series 2001A (LOC - PNC Bank, N.A.)                                    3.21        12/01/2031        1,000
             Dormitory Auth. RB,
    1,525    MERLOT, Series 2003 A35 (LIQ)(INS)(a)                                     3.20         8/01/2023        1,525
    7,180       Series 1993 (Oxford Univ. Press)
                (LOC - Landesbank Hessen-Thuringen)                                    3.20         7/01/2023        7,180
    4,200    Dutchess County IDA RB, Series 2000A
                (LOC - Key Bank, N.A.)                                                 3.17         7/01/2031        4,200
    1,300    Environmental Facilities Corp. RB,
                Series 2001C, ROC Trust II-R,
                Series 533 (LIQ)(a)                                                    3.20         6/15/2031        1,300
      325    New York City GO, Fiscal 2005 C-3 (LIQ)(INS)                              3.16         8/15/2029          325
    2,175    New York City Municipal Water Finance
                Auth. RB, Series 2006A, PUTTER,
                Series 1263 (LIQ)(INS)(a)                                              3.23         6/15/2013        2,175
    2,900    Oneida County IDA RB, Series 2005
                (LOC - Manufacturers & Traders Trust Co.)                              3.22         6/01/2030        2,900
      595    Triborough Bridge and Tunnel Auth. RB,
                Series 2002E, ABN AMRO MuniTops
                Certificates Trust,
                Series 2002-31 (LIQ)(INS)(a)                                           3.20        11/15/2010          595
             Westchester County IDA RB,
    1,055       Series 1998 (LOC - JPMorgan Chase Bank, N.A.)                          3.45        10/01/2028        1,055
    1,225       Series 2002 (LOC - Allied Irish Banks plc)                             3.20        12/01/2032        1,225

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2006

PRINCIPAL                                                                            COUPON             FINAL
   AMOUNT    SECURITY                                                                  RATE          MATURITY        VALUE
--------------------------------------------------------------------------------------------------------------------------
             OHIO (4.2%)
  $ 8,690    Cincinnati School District GO, Series 2003,
                PUTTER, Series 1177 (LIQ)(INS)(a)                                      3.24%       12/01/2011   $    8,690
    6,000    Clarke County IDA RB
                (LOC - Deutsche Bank, A.G.)                                            3.45        12/01/2010        6,000
    1,925    Clermont County Economic Development RB,
                Series 2002 (LOC - Fifth Third Bank)                                   3.27         8/01/2022        1,925
   11,505    Cleveland-Cuyahoga County Port Auth.
                Development RB, Series 2005A
                (LOC - National City Bank)                                             3.22        11/15/2035       11,505
   28,745    Common Schools GO Improvement Bonds,
                Series 2004A                                                           3.17         3/15/2025       28,745
    8,775    Crawford County Hospital Facilities RB,
                Series 2003 (LOC - Huntington National Bank)                           3.30        10/01/2023        8,775
    2,120    Cuyahoga County IDRB (MLO), Series 2000
                (LOC - JPMorgan Chase Bank, N.A.)                                      3.45        11/01/2019        2,120
   10,790    Franklin County Health Care Facilities RB,
                Series 2005 (LOC - Fifth Third Bank)                                   3.25         3/01/2027       10,790
    9,400    Higher Educational Facility RB,
                Series 2000A (LOC - Fifth Third Bank)                                  3.28         9/01/2020        9,400
    3,600    Hilliard IDRB, Series 2003
                (LOC - U.S. Bank, N.A.)                                                3.27         8/01/2012        3,600
    2,800    Meigs County IDRB, Series 2003
                (LOC - U.S. Bank, N.A.)                                                3.27         8/01/2012        2,800
    2,340    Montgomery County Health Care Facilities RB,
                Series 2002 (LOC - JPMorgan Chase Bank, N.A.)                          3.28         5/01/2022        2,340
    3,000    Warren County IDRB, Series 2003
                (LOC - U.S. Bank, N.A.)                                                3.27         8/01/2012        3,000

             OKLAHOMA (4.4%)
    8,400    Garfield County Industrial Auth. PCRB,
                Series 1995A                                                           3.34         1/01/2025        8,400
             Muskogee Industrial Trust PCRB,
   32,400       Series 1995A                                                           3.39         1/01/2025       32,400
   48,400       Series 1997A                                                           3.28         6/01/2027       48,400
    3,000    State IDA RB, Series 1998 (LOC - JPMorgan
                Chase Bank, N.A.)                                                      3.45         8/01/2018        3,000
             Tulsa Industrial Auth. RB,
    1,955       Series 1999 (LOC - Wells Fargo Bank, N.A.)                             3.19         5/01/2019        1,955
   11,700       Series 2000 (NBGA)(a)                                                  3.33        11/01/2030       11,700

28

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2006

PRINCIPAL                                                                            COUPON             FINAL
   AMOUNT    SECURITY                                                                  RATE          MATURITY        VALUE
--------------------------------------------------------------------------------------------------------------------------
             OREGON (1.1%)
  $25,000    Port of Portland Public Grain Elevator RB,
                Series 1984 (LOC - Wachovia Bank, N.A.)                                3.40%       12/01/2014   $   25,000

             PENNSYLVANIA (1.9%)
    2,850    Allegheny County IDA RB, Series 2002
                (LOC - PNC Bank, N.A.)                                                 3.23         6/01/2022        2,850
    6,000    Allentown Redevelopment Auth. MFH RB,
                Series 1990 (LOC - Societe Generale)                                   3.22         7/01/2020        6,000
      500    Chartiers Valley Industrial and Commercial
                Development Auth. RB, Series 1982                                      3.81        11/15/2017          500
    3,000    Elizabethtown IDA College RB, Series 2006
                (LOC - Fulton Bank)                                                    3.27         6/15/2029        3,000
    9,550    Horizon Hospital System Auth. Senior Health
                and Housing Facilities RB, Series 2002
                (LOC - Manufacturers & Traders Trust Co.)                              3.22         1/01/2033        9,550
   20,925    Schuylkill County IDA RB, Series 2001                                     3.20         4/01/2021       20,925
    3,225    State Public School Building Auth. RB (MLO),
                Series 2003, PUTTER,
                Series 1257 (LIQ)(INS)(a)                                              3.24        12/01/2011        3,225

             SOUTH CAROLINA (2.8%)
   10,500    Economic Development Auth. RB,
                Series 2002 (LOC - Bank of America, N.A.)                              3.23         5/01/2032       10,500
    4,015    Educational Facilities Auth. RB,
                Series 2005A (LOC - National Bank of South Carolina)                   3.22        11/01/2025        4,015
    5,600    Greenville County Industrial RB,
                Series 1984 (LOC - Wells Fargo Bank, N.A.)                             3.19         7/01/2014        5,600
             Jobs-Economic Development Auth. RB,
   14,000       Series 2003 (LOC - Bank of America, N.A.)                              3.27         9/01/2033       14,000
    8,150       Series 2005 (LOC - SunTrust Bank)                                      3.27        11/01/2035        8,150
    5,565    Public Service Auth. RB, Series 2003A,
                PUTTER, Series 1203 (LIQ)(INS)(a)                                      3.24         7/01/2011        5,565
   14,000    Richland County School District No. 1 GO,
                Series 2003, ABN AMRO MuniTops
                Certificates Trust, Series 2003-29 (LIQ)(INS)(a)                       3.21         3/01/2011       14,000
    5,965    Transportation Infrastructure Bank RB,
                Series 2003A, PUTTER,
                Series 1283 (LIQ)(INS)(a)                                              3.24         4/01/2012        5,965

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2006

PRINCIPAL                                                                            COUPON             FINAL
   AMOUNT    SECURITY                                                                  RATE          MATURITY        VALUE
--------------------------------------------------------------------------------------------------------------------------
             SOUTH DAKOTA (0.9%)
             Health and Educational Facilities Auth. RB,
  $17,570      Series 2000 (LIQ)(INS)                                                  3.22%        7/01/2025   $   17,570
    4,920      Series 2004B (LOC - U.S. Bank, N.A.)                                    3.22        11/01/2034        4,920

             TENNESSEE (3.0%)
   22,500    Cookeville Regional Medical Center Auth. RB,
                Series 2006 (LOC - AmSouth Bank, N.A.)                                 3.22         3/01/2036       22,500
    7,000    Dayton IDB RB, Series 2001
                (LOC - Regions Bank)                                                   3.19         7/01/2036        7,000
             Jackson Health, Educational and Housing
                Facility Board RB,
    5,100       Series 2001 (LOC - AmSouth Bank, N.A.)                                 3.29         9/01/2016        5,100
    4,785       Series 2003 (LOC - AmSouth Bank, N.A.)                                 3.29         7/01/2024        4,785
    4,600    Nashville and Davidson County Health and
                Educational Facilities RB, Series 2000
                (LOC - AmSouth Bank, N.A.)                                             3.29         8/01/2020        4,600
             Nashville and Davidson County IDB MFH RB,
    6,710       Series 1989 (LOC - Societe Generale)                                   3.22         9/01/2019        6,710
    9,680       Series 1989 (LOC - Societe Generale)                                   3.22        10/01/2019        9,680
             Nashville and Davidson County IDB RB,
    2,305       Series 2002 (LOC - AmSouth Bank, N.A.)                                 3.29         6/01/2022        2,305
    1,700       Series 2002 (NBGA)                                                     3.18         7/15/2032        1,700
    4,900    Shelby County Health, Educational, and
                Housing Facility RB, Series 2001
                (LOC - Allied Irish Banks plc)                                         3.22         6/01/2026        4,900
    2,300    Williamson County IDB RB, Series 2003
                (LOC - SunTrust Bank)                                                  3.28         4/01/2023        2,300

             TEXAS (6.1%)
    7,900    Austin Higher Education Auth., Inc. RB,
                Series 2000 (LOC - Wachovia Bank, N.A.)                                3.19         4/01/2025        7,900
    2,360    Bell County Health Facilities Development
                Corp. RB, Series 1998 (LOC - JPMorgan
                Chase Bank, N.A.)                                                      3.45         5/01/2023        2,360
   19,995    Brownsville Utilities System Improvement RB,
                Series 2005, ABN AMRO MuniTops
                Certificates Trust, Series 2005-41 (LIQ)(INS)(a)                       3.22         9/01/2013       19,995
    2,700    Cameron Education Corp. RB, Series 2001
                (LOC - JPMorgan Chase Bank, N.A.)                                      3.45         6/01/2031        2,700
    5,415    Collin County Ltd. Tax GO, Series 2005,
                PUTTER, Series 765 (LIQ)(a)                                            3.21         2/15/2013        5,415

30

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2006

PRINCIPAL                                                                            COUPON             FINAL
   AMOUNT    SECURITY                                                                  RATE          MATURITY        VALUE
--------------------------------------------------------------------------------------------------------------------------
  $ 9,105    Crawford Education Facilities Corp. RB,
                Series 2004A (LOC - BNP Paribas)                                       3.26%        5/01/2035   $    9,105
    3,480    El Paso County Hospital District GO,
                Series 2005, PUTTER,
                Series 1261 (LIQ)(INS)(a)                                              3.24         8/15/2013        3,480
    8,590    Galveston County Combination Tax and RB,
                Series 2003C, ABN AMRO MuniTops
                Certificates Trust, Series 2003-25 (LIQ)(INS)(a)                       3.22         2/01/2011        8,590
    3,420    Harlandale ISD Bond, Series 2005, Floater
                Certificates, Series 1236 (LIQ)(NBGA)(a)                               3.20         8/15/2035        3,420
    7,000    Houston Combined Utility System RB,
                Series 2005, ROC Trust II-R,
                Series 491 (LIQ)(INS)(a)                                               3.21        11/15/2035        7,000
    5,040    Houston ISD Bond, Series 2005A, Floater
                Certificates, Series 1231 (LIQ)(NBGA)(a)                               3.20         2/15/2032        5,040
    5,920    Houston ISD Limited Tax School Building GO,
                Series 2005, Solar Eclipse Certificates,
                Series 2006-19 (LIQ)(INS)(a)                                           3.20         2/15/2012        5,920
    5,400    Jewett Economic Development Corp. IDRB,
                Series 2002B                                                           3.25         8/01/2009        5,400
    2,090    Lower Colorado River Auth. Transmission
                Contract RB, Series 2004, PUTTER,
                Series 623 (LIQ)(INS)(a)                                               3.21        11/15/2009        2,090
    1,000    McAllen Health Facilities Development
                Corp. RB, Series 1984
                (LOC - Bank of America, N.A.)                                          3.29        12/01/2024        1,000
    4,010    Midlothian ISD Bond, Series 2005, Floater
                Certificates, Series 1235 (LIQ)(NBGA)(a)                               3.20         2/15/2034        4,010
    1,800    North Central IDA RB, Series 1983                                         3.60        10/01/2013        1,800
   11,300    Richardson ISD GO, Series 2000 (LIQ)(NBGA)                                2.75         8/15/2024       11,300
             San Antonio Water System RB,
    6,000       Eagle Tax-Exempt Trust,
                Series 20060005 (LIQ)(INS)(a)                                          3.21         5/15/2040        6,000
    1,730       Refunding Subordinated
                Series 2003A (LIQ)(INS)                                                3.17         5/15/2033        1,730
    2,500    Splendora Higher Education Facilities Corp. RB,
                Series 2001A (LOC - Wells Fargo Bank, N.A.)                            3.19        12/01/2026        2,500
   13,600    Strategic Housing Finance Corp. RB,
                Series 2004 (LIQ) (LOC - Societe Generale)                             4.06         1/01/2010       13,600
    8,620    Tarrant County Housing Finance Corp. MFH RB,
                Series 1985 (LOC - Compass Bank)                                       3.24        12/01/2025        8,620
    7,700    Trinity River IDA RB, Series 1997                                         3.32         1/01/2013        7,700

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2006

PRINCIPAL                                                                            COUPON             FINAL
   AMOUNT    SECURITY                                                                  RATE          MATURITY        VALUE
--------------------------------------------------------------------------------------------------------------------------
             UTAH (0.3%)
  $ 1,500    Box Elder County PCRB, Series 2002                                        3.25%        4/01/2028   $    1,500
    4,717    Jordanelle Special Service District Bond,
                Series 2005 (LOC - Wells Fargo Bank, N.A.)                             3.19         9/01/2025        4,717

             VERMONT (2.1%)
             Educational and Health Buildings Financing Agency RB,
    7,560       Series 2002A (LOC - Banknorth, N.A.)                                   3.20         9/01/2031        7,560
    4,505       Series 2004A (Northeastern Hospital)
                (LOC - Banknorth, N.A.)                                                3.19        10/01/2029        4,505
    6,800       Series 2004A (Stratton Mountain School
                and Ski Foundation) (LOC - Banknorth, N.A.)                            3.31        10/01/2034        6,800
    4,830       Series 2005A (LOC - Banknorth, N.A.)                                   3.20        10/01/2034        4,830
   10,350       Series 2005A (Northwestern Medical Center)
                (LOC - Banknorth, N.A.)                                                3.20        10/01/2030       10,350
   15,430       Series 2005A (Porter Hospital)
                (LOC - Banknorth, N.A.)                                                3.20        10/01/2035       15,430

             VIRGINIA (0.2%)
      500    Fairfax County Economic Development
                Auth. RB, ABN AMRO MuniTops Certificates
                Trust, Series 2003-33 (LIQ)(INS)(a)                                    3.19         4/01/2011          500
    5,000    Univ. RB, Series 2005, Eagle
                Tax-Exempt Trust, Series 20060017 (LIQ)(a)                             3.21         6/01/2037        5,000

             WASHINGTON (2.3%)
   10,935    Energy Northwest Electric RB, Series 2005A,
                PUTTER, Series 958 (LIQ)(INS)(a)                                       3.21         1/01/2013       10,935
    1,550    Housing Finance Commission Nonprofit RB,
                Series 2005 (LOC - Wells Fargo Bank, N.A.)                             3.19        10/01/2032        1,550
    7,805    King County Limited Tax GO, Series 2005,
                PUTTER, Series 1184 (LIQ)(INS)(a)                                      3.24         1/01/2013        7,805
    7,440    Snohomish County Public Utility
                District No. 1 Electric System RB,
                Series 2005, ROC Trust II-R,
                Series 6055 (LIQ)(INS)(a)                                              3.21        12/01/2022        7,440
             State GO,
    2,175       Series 2006A, PUTTER,
                Series 1141 (LIQ)(INS)(a)                                              3.21         7/01/2013        2,175
    4,940       Series R-2003A, MERLOT,
                Series 2002 A65 (LIQ)(INS)(a)                                          3.21         1/01/2014        4,940

32

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2006

PRINCIPAL                                                                            COUPON             FINAL
   AMOUNT    SECURITY                                                                  RATE          MATURITY        VALUE
--------------------------------------------------------------------------------------------------------------------------
  $10,590    State Higher Education Facilities Auth. RB,
                Series 2001                                                            3.24%       10/01/2031   $   10,590
   10,255    Tacoma Limited Tax GO, Series 2004, PUTTER,
                Series 1220 (LIQ)(INS)(a)                                              3.24        12/01/2012       10,255

             WEST VIRGINIA (0.6%)
    2,775    Harrison County Commercial Development RB,
                Series 2004 (LOC - U.S. Bank, N.A.)                                    3.27        12/01/2012        2,775
    8,630    Marshall County PCRB, Series 1994                                         3.33         3/01/2026        8,630
    2,200    Ripley Commercial Development RB,
                Series 2004 (LOC - U.S. Bank, N.A.)                                    3.27        12/01/2012        2,200

             WISCONSIN (2.3%)
             Health and Educational Facilities Auth. RB,
    1,035       Series 2001 (LOC - JPMorgan Chase Bank, N.A.)                          3.45         5/01/2026        1,035
    9,500       Series 2001B (LOC - Harris Trust & Savings Bank)                       3.21        11/01/2011        9,500
    3,250       Series 2003 (LOC - JPMorgan Chase Bank, N.A.)                          3.21         7/01/2028        3,250
    2,450       Series 2005 (LOC - Wells Fargo Bank, N.A.)                             3.19        11/01/2025        2,450
    5,000       Series 2006B (LOC - M&I Marshall & Ilsley Bank)                        3.19         1/15/2036        5,000
    8,000    Milwaukee IDRB, Series 1995                                               3.32         9/01/2015        8,000
             Milwaukee Redevelopment Auth. RB,
    2,845       Series 2002 (LOC - JPMorgan Chase Bank, N.A.)                          3.21         5/01/2025        2,845
    7,050       Series 2005 (LOC - Wells Fargo Bank, N.A.)                             3.14         9/01/2025        7,050
    7,250    Sheboygan PCRB, Series 1995                                               3.32         9/01/2015        7,250
    7,905    State GO, Series 2005-Series 1, PUTTER,
                Series 1116 (LIQ)(INS)(a)                                              3.21         5/01/2013        7,905
                                                                                                                 ---------
             Total variable-rate demand notes (cost: $2,149,672)                                                 2,149,672
                                                                                                                 ---------
             PUT BONDS (7.4%)

             CALIFORNIA (0.8%)
   20,250    Pollution Control Financing Auth. RB,
                Series 1986D                                                           3.38         2/28/2008       20,250

             COLORADO (1.3%)
    7,000    Bachelor Gulch Metropolitan District GO,
                Series 2004 (LOC - Compass Bank)                                       3.60        12/01/2023        7,000

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2006

PRINCIPAL                                                                            COUPON             FINAL
   AMOUNT    SECURITY                                                                  RATE          MATURITY        VALUE
--------------------------------------------------------------------------------------------------------------------------
  $ 4,500    Castlewood GO, Series 2004
                (LOC - U.S. Bank, N.A.)                                                3.45%       12/01/2034   $    4,500
    3,000    Central Platte Valley Metropolitan District GO,
                Series 2001B (LOC - BNP Paribas)                                       3.45        12/01/2031        3,000
    2,000    Four Mile Ranch Metropolitan District
                No. 1 GO, Series 2005 (LOC - Zions
                First National Bank)                                                   3.50        12/01/2035        2,000
    4,510    Parker Automotive Metropolitan District GO,
                Series 2005 (LOC - U.S. Bank, N.A.)                                    3.45        12/01/2034        4,510
    5,915    Triview Metropolitan District GO,
                Series 2003A (LOC - Compass Bank)                                      3.38        11/01/2023        5,915
    3,385    Wildgrass Metropolitan District GO,
                Series 2004 (LOC - Compass Bank)                                       3.60        12/01/2034        3,385

             FLORIDA (1.6%)
   37,800    Sarasota County Public Hospital RB,
                Series 1996A                                                           3.29        10/01/2028       37,800

             INDIANA (0.4%)
             Ascension Health Facility Financing Auth. RB,
    6,000       Series 2001A-1                                                         2.74        11/15/2036        6,000
    4,500       Series 2001A-2                                                         2.72        11/15/2036        4,500

             MARYLAND (1.1%)
   26,900    Anne Arundel County Port Facilities RB,
                Series 1985                                                            3.30         6/01/2013       26,900

             MINNESOTA (0.2%)
    4,604    Minneapolis Society of Fine Arts
                Revenue Notes, Series 2003                                             3.05        10/14/2015        4,604

             MISSISSIPPI (0.4%)
    9,245    Claiborne County PCRB,
                Series 1985G-1 (NBGA)                                                  3.29        12/01/2015        9,245

             MONTANA (1.0%)
             Board of Investments Municipal Finance
                Consolidation Act Bonds,
    9,605       Series 1997 (NBGA)                                                     3.65         3/01/2017        9,605
    7,200       Series 1998 (NBGA)                                                     3.65         3/01/2018        7,200
    6,515       Series 2003 (NBGA)                                                     3.65         3/01/2028        6,515

34

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2006

PRINCIPAL                                                                            COUPON             FINAL
   AMOUNT    SECURITY                                                                  RATE          MATURITY        VALUE
--------------------------------------------------------------------------------------------------------------------------
             NEW YORK (0.6%)
  $13,300    Environmental Quality 1986 GO,
                Series 1998G (LOC - WestLB AG)                                         2.95%       11/30/2018   $   13,300
                                                                                                                ----------
             Total put bonds (cost: $176,229)                                                                      176,229
                                                                                                                ----------
             FIXED-RATE INSTRUMENTS (3.5%)

             MINNESOTA (0.7%)
    4,640    Brooklyn Center ISD No. 286 GOAA,
                Series 2005A (NBGA)                                                    3.75         8/25/2006        4,656
    3,820    Elk River ISD No. 728 GOAA,
                Series 2005A (NBGA)                                                    3.25         9/29/2006        3,824
    2,200    Glencoe-Silver Lake ISD No. 2859 GOAA,
                Series 2005A (NBGA)                                                    3.75         8/28/2006        2,208
    1,300    Kimball ISD No. 739 GOAA,
                Series 2005 (NBGA)                                                     4.00         9/29/2006        1,306
    2,500    Litchfield ISD No. 465 GOAA,
                Series 2005 (NBGA)                                                     4.00         9/29/2006        2,512
    2,850    South St. Paul Special School District
                No. 6 GOAA, Series 2005B (NBGA)                                        4.00         9/25/2006        2,863

             NEW YORK (0.5%)
             Tobacco Settlement Financing Corp. RB,
    5,585       Series 2003A-1                                                         4.00         6/01/2006        5,595
    6,000       Series 2003B-1                                                         5.00         6/01/2006        6,023

             TEXAS (2.2%)
   10,000    Houston Combined Utility System CP,
                Series A                                                               3.55         6/15/2006       10,000
   43,250    TRAN, Series 2005                                                         4.50         8/31/2006       43,517

             WISCONSIN (0.1%)
    2,250    Waukesha County Anticipation Notes                                        3.75         4/03/2006        2,250
                                                                                                                ----------
             Total fixed-rate instruments (cost: $84,754)                                                           84,754
                                                                                                                ----------
             TOTAL INVESTMENTS (COST: $2,410,655)                                                               $2,410,655
                                                                                                                ==========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2006

GENERAL NOTES
--------------------------------------------------------------------------------

         Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The cost of securities at March 31, 2006, for federal income tax purposes, was $2,410,655,000.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Directors, unless otherwise noted as illiquid.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

36

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2006

ASSETS
   Investments in securities (amortized cost approximates market value)             $2,410,655
   Receivables:
      Capital shares sold                                                                8,398
      Interest                                                                          10,258
                                                                                    ----------
         Total assets                                                                2,429,311
                                                                                    ----------
LIABILITIES
   Payables:
      Securities purchased                                                              29,550
      Capital shares redeemed                                                            5,752
      Dividends on capital shares                                                          152
   Accrued management fees                                                                 569
   Accrued transfer agent's fees                                                            55
   Bank overdraft                                                                           19
   Other accrued expenses and payables                                                      79
                                                                                    ----------
         Total liabilities                                                              36,176
                                                                                    ----------
            Net assets applicable to capital shares outstanding                     $2,393,135
                                                                                    ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                  $2,393,135
                                                                                    ==========
   Capital shares outstanding                                                        2,393,135
                                                                                    ==========
   Authorized shares of $.01 par value                                               3,235,000
                                                                                    ==========
   Net asset value, redemption price, and offering price per share                  $     1.00
                                                                                    ==========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
YEAR ENDED MARCH 31, 2006

INVESTMENT INCOME
  Interest income                                                   $59,584
                                                                    -------
EXPENSES
  Management fees                                                     5,892
  Administration and servicing fees                                   2,104
  Transfer agent's fees                                               1,143
  Custody and accounting fees                                           367
  Postage                                                                95
  Shareholder reporting fees                                             53
  Directors' fees                                                        10
  Registration fees                                                     121
  Professional fees                                                      75
  Other                                                                  41
                                                                    -------
    Total expenses                                                    9,901
  Expenses paid indirectly                                              (88)
                                                                    -------
    Net expenses                                                      9,813
                                                                    -------
NET INVESTMENT INCOME                                               $49,771
                                                                    =======

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

38

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
YEARS ENDED MARCH 31,

                                                                   2006             2005
                                                            ----------------------------
FROM OPERATIONS
  Net investment income                                     $    49,771      $    19,790
                                                            ----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                         (49,771)         (19,795)
                                                            ----------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                   2,087,169        1,482,294
  Dividend reinvestments                                         48,146           18,986
  Cost of shares redeemed                                    (1,629,090)      (1,472,731)
                                                            ----------------------------
    Increase in net assets from
      capital share transactions                                506,225           28,549
                                                            ----------------------------
  Net increase in net assets                                    506,225           28,544

NET ASSETS
  Beginning of period                                         1,886,910        1,858,366
                                                            ----------------------------
  End of period                                             $ 2,393,135      $ 1,886,910
                                                            ============================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                 2,087,169        1,482,294
  Shares issued for dividends reinvested                         48,146           18,986
  Shares redeemed                                            (1,629,090)      (1,472,731)
                                                            ----------------------------
     Increase in shares outstanding                             506,225           28,549
                                                            ============================

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2006

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this annual report pertains only to the USAA Tax Exempt Money Market Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax, with a further objective of preserving capital and maintaining liquidity.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

              1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the
                 Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

              2. Securities for which valuations are not readily available or are considered unreliable are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value approved by the Company's Board of Directors.

           B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

           C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date).

40

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (Continued)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2006

              Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities using the straight-line method.

           D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund had no delayed-delivery or when-issued commitments as of March 31, 2006.

           E. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the year ended March 31, 2006, these custodian and other bank credits reduced the Fund's expenses by $88,000.

           F. INDEMNIFICATIONS - Under the Company's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. In addition, in the normal course of business the Company enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, the Company expects the risk of loss to be remote.

           G. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (Continued)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2006

              requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. Prior to January 6, 2006, the facility fees assessed by CAPCO were limited to an amount not to exceed 0.09% annually of the $300 million loan agreement.

         For the year ended March 31, 2006, the Fund paid CAPCO facility fees of $4,000, which represents 6.3% of total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the year ended March 31, 2006.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The character of any distributions made during the year from net investment income or net realized gains is determined in accordance

42

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (Continued)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2006

         with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         The tax character of distributions paid during the years ended March 31, 2006, and 2005, was as follows:

                                            2006           2005
                                        ---------------------------
Tax-exempt income                       $49,771,000    $19,795,000

         As of March 31, 2006, the components of net assets representing distributable earnings on a tax basis were as follows:

         Undistributed tax-exempt income                  $153,000

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average net assets for the fiscal year. For the year ended March 31, 2006, the Fund incurred total management fees, paid or payable to the Manager, of $5,892,000.

           B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services the Manager receives a fee accrued

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (Continued)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2006

              daily and paid monthly, at an annualized rate of 0.10% of the Fund's average net assets. For the year ended March 31, 2006, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $2,104,000.

              In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Company's Board of Directors has approved the reimbursement of these expenses incurred by the Manager. For the year ended March 31, 2006, the Fund reimbursed the Manager $49,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

           C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended March 31, 2006, the Fund incurred transfer agent's fees, paid or payable to SAS, of $1,143,000.

           D. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(5) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

44

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (Continued)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2006

(6) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                             YEAR ENDED MARCH 31,
                                                 -------------------------------------------------------------------------
                                                       2006           2005             2004            2003           2002
                                                 -------------------------------------------------------------------------
Net asset value at beginning of period           $     1.00     $     1.00       $     1.00      $     1.00     $     1.00
                                                 -------------------------------------------------------------------------
Income from investment operations:
    Net investment income                               .02            .01              .01             .01            .02
    Net realized and unrealized gain                      -              -              .00(b)            -              -
                                                 -------------------------------------------------------------------------
Total from investment operations                        .02            .01              .01             .01            .02
                                                 -------------------------------------------------------------------------
Less distributions:
    From net investment income                         (.02)          (.01)            (.01)           (.01)          (.02)
                                                 -------------------------------------------------------------------------
Net asset value at end of period                 $     1.00     $     1.00       $     1.00      $     1.00     $     1.00
                                                 =========================================================================
Total return (%)*                                      2.36           1.07              .71            1.14           2.08
Net assets at end of period (000)                $2,393,135     $1,886,910       $1,858,366      $1,989,187     $1,925,867
Ratio of expenses to average
    net assets (%)**(a)                                 .47            .47              .47             .47            .45
Ratio of net investment income to
    average net assets (%)**                           2.36           1.07              .71            1.13           2.06

  * Assumes reinvestment of all net investment income distributions during the period.
 ** For the year ended March 31, 2006, average net assets were $2,105,757,000.
(a) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(b) Represents less than $0.01 per share.

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2006

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of October 1, 2005, through March 31, 2006.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

46

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2006

         use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                EXPENSES PAID
                                      BEGINNING             ENDING              DURING PERIOD*
                                    ACCOUNT VALUE        ACCOUNT VALUE         OCTOBER 1, 2005-
                                   OCTOBER 1, 2005      MARCH 31, 2006          MARCH 31, 2006
                                  --------------------------------------------------------------
Actual                                $1,000.00           $1,012.90                  $2.36
Hypothetical
  (5% return before expenses)          1,000.00            1,022.59                   2.37

         *Expenses are equal to the Fund's annualized expense ratio of 0.47%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 1.29% for the six-month period of October 1, 2005, through March 31, 2006.

 D I R E C T O R S '  A N D  O F F I C E R S '
=====================-----------------------------------------------------------
                      INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

              The Board of Directors of the Company consists of six Directors. These Directors and the Company's Officers supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Directors periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates.
              The term of office for each Director shall be 20 years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

              Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 39 individual funds as of March 31, 2006. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

              If you would like more information about the funds' Directors, you may call (800) 531-8181 to request a free copy of the funds' statement of additional information (SAI).

              * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF DIRECTORS
                AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT COMPRISE THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

48

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED DIRECTOR(1)
--------------------------------------------------------------------------------

              CHRISTOPHER W. CLAUS (2,4)
              Director
              Born: December 1960
              Year of Election or Appointment: 2001

              President, Chief Executive Officer, Director, and Chairman of the Board of Directors, IMCO (12/04-present); President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-12/04); Senior Vice President, Investment Sales and Service, IMCO (7/00-2/01). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Director/Trustee of the USAA family of funds. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services (SAS). He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

              (1) INDICATES THE DIRECTOR IS AN EMPLOYEE OF USAA INVESTMENT
                  MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND IS CONSIDERED AN "INTERESTED PERSON" UNDER THE INVESTMENT COMPANY ACT OF 1940.

              (2) MEMBER OF EXECUTIVE COMMITTEE

              (3) MEMBER OF AUDIT COMMITTEE

              (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

              (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

              (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE
                  USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

NON-INTERESTED (INDEPENDENT) DIRECTORS
--------------------------------------------------------------------------------

              BARBARA B. DREEBEN (3,4,5,6)
              Director
              Born: June 1945
              Year of Election or Appointment: 1994

              President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              ROBERT L. MASON, PH.D. (3,4,5,6)
              Director
              Born: July 1946
              Year of Election or Appointment: 1997

              Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02), which focuses in the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              MICHAEL F. REIMHERR (3,4,5,6)
              Director
              Born: August 1945
              Year of Election or Appointment: 2000

              President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

50

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

              LAURA T. STARKS, PH.D. (3,4,5,6)
              Director
              Born: February 1950
              Year of Election or Appointment: 2000

              Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              RICHARD A. ZUCKER (2,3,4,5,6)
              Director and Chairman of the Board of Directors
              Born: July 1943
              Year of Election or Appointment: 1992(+)

              Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              (2) MEMBER OF EXECUTIVE COMMITTEE

              (3) MEMBER OF AUDIT COMMITTEE

              (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

              (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

              (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE
                  USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

              (+) MR. ZUCKER WAS ELECTED AS CHAIRMAN OF THE BOARD IN 2005.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

              CLIFFORD A. GLADSON
              Vice President
              Born: November 1950
              Year of Appointment: 2002

              Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02). Mr. Gladson also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

              STUART WESTER
              Vice President
              Born: June 1947
              Year of Appointment: 2002

              Vice President, Equity Investments, IMCO (1/99-present). Mr. Wester also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

              MARK S. HOWARD
              Secretary
              Born: October 1963
              Year of Appointment: 2002

              Senior Vice President, Life/IMCO/USAA Financial Planning Services
              (FPS) General Counsel, USAA (10/03-present); Senior Vice President, Securities Counsel, USAA (12/02-10/03); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for USAA Life Insurance Company, IMCO, USAA Financial Advisers, Inc. (FAI), FPS, and SAS; and Secretary for USAA Life Investment Trust, a registered investment company offering five individual funds.

              (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT
                  MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

52

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

              DEBRA K. DUNN
              Treasurer
              Born: August 1969
              Year of Appointment: 2005

              Assistant Vice President, IMCO/FPS Finance, USAA (9/04-present); Executive Director, IMCO/FPS Finance, USAA (12/03-9/04); Executive Director, FPS Finance, USAA (2/03-12/03); Director, FPS Finance, USAA (12/02-2/03); Director, Strategic Financial Analysis, IMCO (1/01-12/02); Financial Business Analyst, Strategic Financial Analysis, IMCO (3/00-1/01). Ms. Dunn also holds the Officer positions of Assistant Vice President and Treasurer for IMCO, SAS, FPS, and FAI; and Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

              EILEEN M. SMILEY
              Assistant Secretary
              Born: November 1959
              Year of Appointment: 2003

              Vice President, Securities Counsel, USAA (2/04-present); Assistant Vice President, Securities Counsel, USAA (1/03-2/04); Attorney, Morrison & Foerster, LLP (1/99-1/03). Ms. Smiley also holds the Officer position of Vice President and Assistant Secretary of IMCO, SAS, FAI, and FPS; and Assistant Secretary of USAA Life Investment Trust, a registered investment company offering five individual funds.

              ROBERTO GALINDO, JR.
              Assistant Treasurer
              Born: November 1960
              Year of Appointment: 2000

              Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01). Mr. Galindo also holds the Officer position of Assistant Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

              JEFFREY D. HILL
              Chief Compliance Officer
              Born: December 1967
              Year of Appointment: 2004

              Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present); Assistant Vice President, Investment Management Administration & Compliance, USAA (12/02-9/04); Assistant Vice President, Investment Management Administration & Compliance, IMCO (9/01-12/02); Senior Manager, Investment Management Assurance and Advisory Services, KPMG LLP (6/98-8/01). Mr. Hill also serves as Chief Compliance Officer of USAA Life Investment Trust, a registered investment company offering five individual funds.

54

 N O T E S
==========----------------------------------------------------------------------

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

                                                                              55

 N O T E S
==========----------------------------------------------------------------------

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

56

 N O T E S
==========----------------------------------------------------------------------

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

                   DIRECTORS    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Laura T. Starks, Ph.D.
                                Richard A. Zucker

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
                UNDERWRITER,    San Antonio, Texas 78265-9825
             AND DISTRIBUTOR

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

               CUSTODIAN AND    State Street Bank & Trust Company
            ACCOUNTING AGENT    P.O. Box 1713
                                Boston, Massachusetts 02105

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

                   TELEPHONE    Call toll free - Central time
            ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8:30 a.m. to 5 p.m.

              FOR ADDITIONAL    (800) 531-8181
           INFORMATION ABOUT    For account servicing, exchanges,
                MUTUAL FUNDS    or redemptions (800) 531-8448

             RECORDED MUTUAL    24-hour service (from any phone)
           FUND PRICE QUOTES    (800) 531-8066

                 MUTUAL FUND    (from touch-tone phones only)
              USAA TOUCHLINE    For account balance, last transaction, fund
                                prices, or to exchange or redeem fund shares
                                (800) 531-8777

             INTERNET ACCESS    USAA.COM

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

--------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
      USAA(R)        San Antonio, Texas 78288                     PRSRT STD
                                                                     U.S.
                                                                   Postage
                                                                   P A I D
                                                                     USAA
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   and others electronically.
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--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

40859-0506                                   (C)2006, USAA. All rights reserved.


ITEM 2.  CODE OF ETHICS.

On June 25, 2003, the Board of Directors of USAA Tax Exempt Fund, Inc. approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. On September 14, 2005, the Board of Directors of USAA Tax Exempt Fund, Inc. approved a revised Sarbanes Code applicable to the Funds' senior financial officers. There were no substantive changes to the ethical duties or responsibilities of the Funds' senior financial officers. The changes to the Sarbanes Code were necessary because of the change of the Funds' Chairman of the Board to an independent director. The revised Sarbanes Code clarifies that the same USAA personnel will continue to receive reports of all violations of the Sarbanes Code and be required to approve outside employment and certain financial interests in transactions. Under the revised Sarbanes Code, the Funds' Board of Directors will continue to receive the same notifications, reports and have the same power that it had before under the original Sarbanes Code. A copy of the revised Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code or the revised Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Dr. Laura T. Starks, Ph.D. has been designated as an audit committee financial expert for USAA Tax Exempt Fund, Inc. Dr. Starks has served as a professor of Finance at the University of Texas at Austin since 1987, and has served as the Chair Professor of Finance since 1996. Dr. Starks also has served as a consultant to numerous clients, including accounting firms, on a range of finance, accounting and auditing issues and an expert witness in cases involving financial reporting matters. Dr. Starks is an independent director who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Directors of USAA Tax Exempt Fund, Inc. Dr. Starks resigned from the Board of Directors effective May 22, 2006.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Tax Exempt Fund, Inc., consists of 10 funds. The aggregate fees billed by the Registrant's independent auditor, Ernst & Young, LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the fiscal years ended March 31, 2006 and 2005 were $174,520 and $183,221, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended March 31, 2006 and 2005 were $50,000 and $15,500, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. The aggregate fees paid or accrued by the Registrant for professional services rendered by Ernst & Young, LLP for tax services are detailed in the table below:

--------------------------------------------------------------------------------
               Review of Federal,
               State and City       Quarterly
               Income and tax       Diversification
               returns and excise   Review under      Excise Tax
               tax calculations     Subchapter M      Assistance         TOTAL
--------------------------------------------------------------------------------
FYE 3-31-2006     $38,880             $12,677           $1,573          $ 53,130
FYE 3-31-2005     $36,000             $12,107           $    0          $ 48,107
--------------------------------------------------------------------------------
TOTAL             $74,880             $24,784           $1,573          $101,237
--------------------------------------------------------------------------------

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended March 31, 2006 or 2005.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, for fiscal years ended March 31, 2006 and 2005 were $165,130 and $91,107, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2006 and 2005 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's funds. The Board of Directors/Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Tax Exempt Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation. Disclosure controls and procedures were established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 11.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:


                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUND, INC.
                           USAA TAX-EXEMPT FUND, INC.
                              USAA INVESTMENT TRUST
                             USAA MUTUAL FUNDS TRUST
                           USAA LIFE INVESTMENT TRUST

I.       PURPOSE OF THE CODE OF ETHICS
         -----------------------------

         USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust, USAA Mutual Funds Trust and USAA Life Investment Trust (collectively, the Funds, and each a Company) have adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to each Company's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
             - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
             - full, fair, accurate, timely and understandable disclosure in reports and documents that each Company files with, or submits to, the SEC and in other public communications made by each Company;
             - compliance with applicable laws and governmental rules and regulations;
             - prompt internal reporting of violations of the Code to the Chief Legal Officer of each Company, the President of each Company (if the violation concerns the Treasurer), the Chair/CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the relevant Funds' Board of Directors/ Trustees; and
             -  accountability for adherence to the Code.

          Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST
         ---------------------

         A.       DEFINITION OF A CONFLICT OF INTEREST.
                  ------------------------------------

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by each Company's Board of Directors/Trustees (each a Board, and collectively the Boards) that the Covered Officers also may be officers or employees of one or more other investment companies covered by this joint USAA Funds' Code.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
                o EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or a Company, must be approved by the USAA Funds' and IMCO's Code of Ethics Committee and reported to each affected Company.
         - the receipt of any non-nominal (i.e., valued over $25) gifts from any person or entity with which a Company has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of a Company shall be considered the Chief Legal Officer of a Company.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Company's service providers, other than IMCO or any other USAA company, must be approved by the Chair/ CEO of USAA and reported to each affected Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the Chair/CEO of USAA and reported to each affected Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS
         --------------------------------------

         - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by each Company.
         - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Directors/ Trustees and auditors, and to government regulators and self-regulatory organizations.
         - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by a Company with, or submitted to, the SEC, and in other public communications made by the Funds.
         - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and IMCO's operating policies and procedures.
         - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
         - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY
         ----------------------------

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of each Company is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA
                Funds' outside counsel or counsel for the Independent Directors/Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the Chair/CEO of USAA and will be considered by the Board of Directors/Trustees.

         B.     REQUIRED REPORTS
                ----------------

                -      EACH COVERED OFFICER MUST:
                       -------------------------

                       - Upon adoption of the Code, affirm in writing to the Boards that he has received, read and understands the Code.
                       - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                -      THE CHIEF LEGAL OFFICER MUST:
                       ----------------------------

                       - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                       - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES
                  ------------------------

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Company (if the complaint involves the Treasurer), the Chairman/CEO of USAA and the Chair of the relevant Funds' Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the Chair/CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Company's outside counsel or the counsel to the Independent Directors/Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the Chair/CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the relevant Funds' Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures; (2) notifications to appropriate personnel of IMCO or USAA; (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  o        The  Boards  of  Directors/Trustees  understand  that
                           Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Directors/Trustees will report to the Boards the action taken by USAA with respect to a Covered
                           Officer.

V.       OTHER POLICIES AND PROCEDURES
         -----------------------------

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of a Company, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The USAA Funds' and IMCO's Joint Code of Ethics under Rule 17j-1 under the 1940 Act, and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS
         ----------

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Boards of Directors/Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION
         --------------------------------------

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board of Directors/Trustees and counsel for the Independent Directors/Trustees (if any), the appropriate Company and its counsel, IMCO, and other personnel of USAA as determined by the affected Company's Chief Legal Officer or the Chairman of the Board of Directors/Trustees.


Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003 Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA Mutual Funds
Trust: June 25, 2003.

Approved and adopted by the Board of Trustees of USAA Life Investment Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.
Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA Mutual Funds Trust: September 14, 2005.
Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust:  December 8, 2005.



                                   APPENDIX A
                                COVERED OFFICERS
                                ----------------

TITLE             COMPANY
-----             -------

PRESIDENT         USAA Mutual Fund, Inc.
                  USAA Tax-Exempt Fund, Inc.
                  USAA Investment Trust
                  USAA Mutual Funds Trust
                  USAA Life Investment Trust

TREASURER         USAA Mutual Fund, Inc.
                  USAA Tax-Exempt Fund, Inc.
                  USAA Investment Trust
                  USAA Mutual Funds Trust
                  USAA Life Investment Trust

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA TAX EXEMPT FUND, INC.

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    JUNE 4, 2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    JUNE 8, 2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    JUNE 7, 2006
         ------------------------------


*Print the name and title of each signing officer under his or her signature.